COMMITMENTS - Summary of Commitments Maturities (Details)	Dec. 31, 2017 CAD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long term debt	CAD 610.5
Interest payments on long term debt	158.0
Operating leases	64.0
Pipeline transportation	222.3
Other	18.5
Commitments	1,073.3
2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long term debt	0.0
Interest payments on long term debt	39.6
Operating leases	7.1
Pipeline transportation	27.8
Other	14.0
Commitments	88.5
2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long term debt	164.9
Interest payments on long term debt	33.8
Operating leases	9.3
Pipeline transportation	28.2
Other	0.3
Commitments	236.5
2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long term debt	118.3
Interest payments on long term debt	23.7
Operating leases	9.7
Pipeline transportation	29.7
Other	0.3
Commitments	181.7
2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long term debt	0.0
Interest payments on long term debt	20.2
Operating leases	9.6
Pipeline transportation	30.1
Other	0.2
Commitments	60.1
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long term debt	127.6
Interest payments on long term debt	18.6
Operating leases	9.6
Pipeline transportation	30.2
Other	0.2
Commitments	186.2
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long term debt	199.7
Interest payments on long term debt	22.1
Operating leases	18.7
Pipeline transportation	76.3
Other	3.5
Commitments	CAD 320.3